Consolidated Statements of Operations (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
General and administrative expenses, related party	$ 1,126,112	$ 1,084,961	$ 1,205,683